Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Equity Reserves	Share Capital	Number of Shares	Deficit
Balance, shares at Dec. 31, 2023				49,985,102
Balance, amount at Dec. 31, 2023	$ 44,924	$ 4,157	$ 67,890		$ (27,123)
Statement [Line Items]
Share issue costs	(24)	0	(24)		0
Dividends declared	(2,419)	0	0		(2,419)
Shares issued - dividends reinvestment plan, shares				39,913
Shares issued - dividends reinvestment plan, amount	89	0	89		0
Settlement of RSUs, shares				633,761
Settlement of RSUs, amount	0	(1,574)	1,574		0
Share-based compensation	2,140	2,140	0		0
Net loss and comprehensive loss	(1,649)	0	0		(1,649)
Balance, amount at Dec. 31, 2024	43,061	4,723	69,529		(31,191)
Balance, shares at Dec. 31, 2024				50,658,776
Statement [Line Items]
Share issue costs	(4,250)	0	(4,250)		0
Dividends declared	(2,974)	0	0		(2,974)
Shares issued - dividends reinvestment plan, shares				6,682
Shares issued - dividends reinvestment plan, amount	19	0	19		0
Settlement of RSUs, shares				604,737
Settlement of RSUs, amount	0	(1,429)	1,429		0
Share-based compensation	2,053	2,053	0		0
Net loss and comprehensive loss	5,886	0	0		5,886
Shares issued in equity financing, shares				17,094,750
Shares issued in equity financing, amount	63,251	0	63,251		0
Balance, amount at Dec. 31, 2025	$ 107,046	$ 5,347	$ 129,978		$ (28,279)
Balance, shares at Dec. 31, 2025				68,364,945